Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable [Abstract]
VAT payable	$ 381,502	$ 353,887
Income tax payable	787,848	672,245
Other tax payable	73,777	55,999
Total	$ 1,243,127	$ 1,082,131